Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Cash flows from operating activities:
Net (loss) income	$ (2,022,575)	$ 778,382	$ (1,237,220)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Depreciation and amortization	50,224	43,066	48,161
Amortization of operating lease right of use assets			60,851
Loss on disposal of subsidiaries	57,978		7,135
Changes in operating assets and liabilities:
Accounts receivable	(108,503)	87,288	(95,326)
Prepayments	(3,623,198)	1,405	142,804
Software development cost in progress		250,080	8,503
Other non-current assets	3,938
Accounts payable	(71,843)	12,071	54,308
Contract liabilities	(132,492)	(1,319,260)	254,138
Accrued expenses and other liabilities	115,642	(63)	(45,903)
Operating lease liabilities			(66,806)
Prepaid service fee to related parties	211,979	(206,133)
Net cash used in operating activities	(5,518,850)	(353,164)	(869,355)
Cash flows from investing activities:
Cash decreased due to disposal subsidiaries	(374)
Cash paid for acquisition of property and equipment			(119,038)
Repayment from a related party	835	24,832
Cash advanced to a related party			(113,139)
Net cash provided by (used in) investing activities	461	24,832	(232,177)
Cash flows from financing activities:
Payments of offering costs	(395,003)	(55,000)
Net proceeds from share issuance of initial public offering (“IPO”)	8,162,000
Repayments to a related party	(98,814)
Cash advanced from related parties	88,433	711,935	160,196
Net cash provided by financing activities	7,756,616	656,935	160,196
Effect of exchange rates changes on cash	48,968	(9,269)	(1,054)
Net increase in cash	2,287,195	319,334	(942,390)
Cash, beginning of the year	323,738	4,404	946,794
Cash, end of the year	$ 2,610,933	$ 323,738	$ 4,404